Promissory Notes Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Promissory Notes Payable [Text Block]
Note 4	Promissory Notes Payable

	March 31,	September 30,
	2015	2014
Promissory note dated December 31, 2012 with a principal balance of CDN$100,000 bearing interest at 12% per annum, due on September 30, 2014	$-	$89,618

Promissory note dated January 9, 2013 with a principal balance of CDN$86,677, bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	68,553	77,679

Promissory note dated January 9, 2013 with a principal balance of CDN$27,639, bearing interest at 12% annum, secured by all the present and future assets of the Company; due on demand	21,859	24,768
	$90,412	$192,065

On December 31, 2012, the Company issued a promissory note having a principal balance of CDN$100,000, with terms that included interest at 12% per annum and matured on June 30, 2013, in exchange for an accounts payable owing with respect to unpaid consulting fees. This note was not repaid on June 30, 2013 and the maturity date was extended to September 30, 2014. The Company repaid this note during the six months ended March 31, 2015.

On January 9, 2013, the Company issued two (2) promissory notes (the “Secured Notes”);

a)

The Company issued a promissory note in the amount of CDN$86,677 to the former President, Secretary, Treasurer, CFO and director of the Company (the “President”) in exchange for unpaid consulting fees owing to the President. The note is bearing interest at 12% per annum and was due June 30, 2013.

b)

The Company issued a promissory note in the amount of CDN$27,639 to a former director of the Company (the “Director”) in exchange for unpaid consulting fees owing to the Director. The note is bearing interest at 12% per annum and was due June 30, 2013.

The Secured Notes are secured by a right to delay the transfer of any or all of the Company’s assets until the obligations of the Secured Notes are satisfied, including a restriction on the transfer of cash by the Company and a security interest over the intellectual property of the Company. The security interests of the Secured Notes is ranked senior to any and all security interests granted prior to the issuance of the notes and to all subsequent security interests granted, unless the holders agree in writing to other terms.

In addition, the Secured Notes contain a provision whereby if they are not repaid within 10 days of their maturity dates, they shall bear late fees in addition to interest accruing, at a rate of $100 per day per note. In an event of default by the Company, under the terms of the Secured Notes, the notes shall bear additional late fees of $500 per day per note.

Subsequent to the issuance of these Secured Notes, the former President resigned as President, Secretary, Treasurer, CFO and director of the Company and the former Director resigned as director of the Company.

The Company did not repay the notes on June 30, 2013. The Company has disputed the issuance and enforceability of the Secured Notes and should there be an attempt to enforce the Secured Notes or collection on them, the Company will consider a legal remedy. The Company has not accrued any late fees in connection with these Secured Notes as of March 31, 2015 or September 30, 2014, as the Company does not consider these amounts to be legally enforceable.

Note 4	Promissory Notes Payable

	2014	2013
Promissory note dated December 31, 2012 with a principal balance of $89,618 (CDN $100,000) bearing interest at 12% per annum, due on September 30, 2014	89,618	100,000

Promissory note dated January 9, 2013 with a principal balance of $77,679 (CDN $86,677), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	77,679	84,060

Promissory note dated January 9, 2013 with a principal balance of $24,768 (CDN $27,639), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	24,768	26,803
	192,065	210,863
Less: current portion	(192,065)	(210,863)
	$–	$–

On December 31, 2012, the Company issued a promissory note having a principal balance of $89,618 (CDN$100,000) with terms that included interest at 12% per annum and matured on June 30, 2013, in exchange for an accounts payable owing with respect to unpaid consulting fees. This note was not repaid on June 30, 2013 and the maturity date was extended to September 30, 2014. Subsequent to September 30, 2014, the Company repaid this note.

On January 9, 2013, the Company issued two (2) promissory notes (the “Secured Notes”);

a)

The Company issued a promissory note in the amount of $77,679 (CDN$86,677) to the former President, Secretary, Treasurer, CFO and director of the Company (the “President”) in exchange for unpaid consulting fees owing to the President. The note is bearing interest at 12% per annum and was due June 30, 2013.

b)

The Company issued a promissory note in the amount of $24,768 (CDN$27,639) to a former director of the Company (the “Director”) in exchange for unpaid consulting fees owing to the Director. The note is bearing interest at 12% per annum and was due June 30, 2013.

The Secured Notes are secured by a right to delay the transfer of any or all of the Company’s assets until the obligations of the Secured Notes are satisfied, including a restriction on the transfer of cash by the Company and a security interest over the intellectual property of the Company. The security interests of the Secured Notes is ranked senior to any and all security interests granted prior to the issuance of the notes and to all subsequent security interests granted, unless the holders agree in writing to other terms.

In addition, the Secured Notes contain a provision whereby if they are not repaid within 10 days of their maturity dates, they shall bear late fees in addition to interest accruing, at a rate of $100 per day per note. In an event of default by the Company, under the terms of the Secured Notes, the notes shall bear additional late fees of $500 per day per note.

Subsequent to the issuance of these Secured Notes, the former President resigned as President, Secretary, Treasurer, CFO and director of the Company and the former Director resigned as director of the Company.

The Company did not repay the notes on June 30, 2013. The Company has disputed the issuance and enforceability of the Secured Notes and should there be an attempt to enforce the Secured Notes or collection on them, the Company will consider a legal remedy. The Company has not accrued any late fees in connection with these Secured Notes as of September 30, 2014 or 2013, as the Company does not consider these amounts to be legally enforceable.

Extinguishment of promissory notes payable and accounts payable

During the year ended September 30, 2013, the Company issued equity units in settlement of certain of its promissory notes and trade accounts payable. Each unit consisted of one common share and common share purchase warrant entitling the holder to purchase an additional common share at $0.75 until July 5, 2018.

The promissory note and accounts payable settlements are summarized as follows:

Amount Settled			Units issued
		Accrued			Loss on
Date of Note	Principal	Interest	Number	FairValue	Settlement
Promissory notes payable
June 6, 2012	49,000	3,200	130,501	98,205	46,005
June 26, 2012	250,000	15,233	663,082	498,972	233,739
October 17, 2012	150,000	5,425	388,562	292,394	136,969
November 14, 2012	50,000	1,501	128,753	96,887	45,386
February 8, 2013	50,000	699	126,747	95,377	44,678
	549,000	26,058	1,437,645	1,081,835	506,777

Accounts payable	1,108,506	–	2,771,265	2,085,386	976,880

	$1,657,506	$26,058	4,208,910	$3,167,221	$1,483,657

The fair value of each unit issued was determined to be $0.753 determined by aggregating (i) the fair value of $0.61 for the Company’s common shares based on their quoted market price on the date of settlement and (ii) the fair value of $0.143 for each warrant included in the Company’s units. The fair value of the Company’s warrants was determined using the Black Scholes option pricing model with the following assumptions:

Stock price	$0.61
Exercise price	$0.75
Expected volatility	81.57%
Risk–free discountrate	0.28%
Expected term	1.49years
Expected dividend yield	0.00%

The loss on settlement of debt was recorded on the statement of operations for the year ended September 30, 2013 and was reduced by an amount of $11,449 relating to the interest that accrued on the promissory notes that was forgiven upon settlement of the notes payable in exchange for shares.

As discussed in Note 5, the warrants issued were required to be accounted for as derivative liabilities pursuant to the guidance of ASC 815. Consequently, the Company allocated the proceeds from the issuance of the units first to the warrants, at their fair value of $600,000 with the remainder of $2,567,220 being allotted to equity. The fair value of the warrants of $600,000 was determined based on the binomial option pricing model using the following assumptions: risk-free interest rate 0.28%, expected life 1.49 years, expected volatility 81.57%, dividend yield 0.00% .